Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 9,421	€ 14,039
Cash Flows	1,294	(4,400)
Business combinations	0	0
Foreign Currency	69	32
Fair value changes	2	7
Other	504	(256)
Liabilities from financing activities at end of year	11,290	9,421
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	1,143	3,986
Cash Flows	1,594	(3,986)
Business combinations	0	0
Foreign Currency	35	0
Fair value changes	0	0
Other	868	1,142
Liabilities from financing activities at end of year	3,639	1,143
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	6,612	7,778
Cash Flows	0	0
Business combinations	0	0
Foreign Currency	2	(24)
Fair value changes	0	0
Other	(868)	(1,142)
Liabilities from financing activities at end of year	5,746	6,612
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	7,755	11,764
Cash Flows	1,594	(3,986)
Business combinations	0	0
Foreign Currency	37	(24)
Fair value changes	0	0
Other	0	0
Liabilities from financing activities at end of year	9,385	7,755
Basis adjustment
Reconciliation of liabilities arising from financing activities
Basis adjustment for liabilities arising from financing activities beginning balance.	(550)	(773)
Cash Flows	0	0
Business combinations	0	0
Foreign Currency	0	2
Fair value changes	131	221
Other	0	0
Basis adjustment for liabilities from financing activities ending balance.	(419)	(550)
Transaction cost
Reconciliation of liabilities arising from financing activities
Transaction costs liabilities from financing activities - beginning balance.	(35)	(47)
Cash Flows	(3)	0
Business combinations	0	0
Foreign Currency	0	0
Fair value changes	0	0
Other	10	12
Transaction costs liabilities from financing activities - Ending balance.	(29)	(35)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	7,169	10,943
Cash Flows	1,591	(3,986)
Business combinations	0	0
Foreign Currency	37	(22)
Fair value changes	131	221
Other	10	12
Liabilities from financing activities at end of year	8,937	7,169
Accrued interest and payment to banks
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	94	203
Cash Flows	13	(83)
Business combinations	0	0
Foreign Currency	0	0
Fair value changes	0	0
Other	123	(27)
Liabilities from financing activities at end of year	230	94
Interest rate swaps.
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	537	753
Cash Flows	0	0
Business combinations	0	0
Foreign Currency	0	(1)
Fair value changes	(129)	(215)
Other	0	0
Liabilities from financing activities at end of year	408	537
Lease
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	1,621	2,140
Cash Flows	(310)	(332)
Business combinations	0	0
Foreign Currency	32	55
Fair value changes	0	0
Other	372	(241)
Liabilities from financing activities at end of year	€ 1,715	€ 1,621